OPERATING LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
OPERATING LEASES

Note 9 - OPERATING LEASES:

The Company is party to a lease agreement for its facilities located in Israel through November 2024. The Company has the option to extend the agreement for an additional 3-year period. Upon exercising the extension option, the annual rental payments will increase by 3%. The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term.

The Company also leases vehicles for its employees with different commencement and ending periods in Israel (for 3 years periods). The Company has an option terminate these lease agreements, which may result in penalties of insignificant amounts. The Company concluded that it is not reasonably certain that it will exercise the termination option. Accordingly, such termination option was not included in determining the lease term.

The company has short term agreements for the of parking spaces for periods of up to 12 months.

The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease costs for the years ended December 31, 2023, 2022 and 2021 were as follows:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Operating lease cost	781	760	209
Short term lease costs	18	14	-
Total lease costs	799	774	209

Cash flow and other information related to operating leases were as follows:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	443	250	106
Right-of-use assets obtained in exchange for new operating lease liabilities	108	319	1,496

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Other information related to operating leases were as follows:

	December 31,
	2023	2022
Weighted-average remaining lease term	3.9 years	4.7 years
Weighted-average discount rate	12.88%	12.27%

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2023
2024	415
2025	404
2026	390
2027	309
Total operating lease payments	1,518
Less: imputed interest	(174)
Present value of lease liabilities	1,344